Related Party Transactions - ScanTech/IBS IP Holding Company, LLC (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Affiliates payable	$ 1,255,095	$ 1,547,082	$ 885,041
Related party | ScanTech IP Holdco
Related Party Transactions
Affiliates payable		0	0
Receivables due		$ 0	$ 0